UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longacre Fund Management, LLC
Address: 810 Seventh Avenue
         33rd Floor
         New York, New York  10019

13F File Number:  028-13304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Weissman
Title:     Manager
Phone:     212-259-4300

Signature, Place, and Date of Signing:

 /s/  Steven Weissman     New York, New York     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $13,633 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-                          LSE Fund Management, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    NOTE 2.375% 4/1  02076XAA0      935  1000000 PRN      SOLE                  1000000        0        0
BOISE INC                      COM              09746Y105      313    44000 SH       DEFINED 1               44000        0        0
CBS CORP NEW                   CL B             124857202      557    20525 SH       DEFINED 1               20525        0        0
CIT GROUP INC                  COM NEW          125581801      253     7260 SH       DEFINED 1                 253        0        0
CLEAN HARBORS INC              COM              184496107      258     4050 SH       DEFINED 1                4050        0        0
DANA HLDG CORP                 COM              235825205      304    25000 SH       SOLE                    25000        0        0
DRYSHIPS INC                   SHS              Y2109Q101      153    76650 SH       DEFINED 1               76650        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4     2597  3750000 PRN      SOLE                  3750000        0        0
DYCOM INDS INC                 COM              267475101      304    14540 SH       DEFINED 1               14540        0        0
DYNEGY INC DEL                 COM              26817G300      166    60000 SH       SOLE                    60000        0        0
FEDERAL MOGUL CORP             COM              313549404      278    18838 SH       DEFINED 1               18838        0        0
FORBES ENERGY SVCS LTD         COM              345143101       83    13000 SH       DEFINED 1               13000        0        0
FOREST OIL CORP                COM PAR $0.01    346091705      339    25020 SH       DEFINED 1               25020        0        0
GENERAL MTRS CO                COM              37045V100     1383    68227 SH       SOLE                    68227        0        0
GENERAL MTRS CO                COM              37045V100      438    21632 SH       DEFINED 1               21632        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118      600    51120 SH       SOLE                    51120        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126      400    51120 SH       SOLE                    51120        0        0
GRACE W R & CO DEL NEW         COM              38388F108      632    13760 SH       DEFINED 1               13760        0        0
ISTAR FINL INC                 COM              45031U101      515    97418 SH       SOLE                    97418        0        0
ISTAR FINL INC                 COM              45031U101      447    84541 SH       DEFINED 1               84541        0        0
LENNAR CORP                    CL A             526057104      267    13610 SH       DEFINED 1               13610        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100      487    14981 SH       DEFINED 1               14981        0        0
MBIA INC                       COM              55262C100      116    10000 SH  CALL DEFINED 1               10000        0        0
MOSAIC CO NEW                  COM              61945C103      454     9000 SH       DEFINED 1                9000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713      319    25000 SH       SOLE                    25000        0        0
SCORPIO TANKERS INC            SHS              Y7542C106      206    42060 SH       DEFINED 1               42060        0        0
UNITED CONTL HLDGS INC         COM              910047109      463    24510 SH       DEFINED 1               24510        0        0
VISTEON CORP                   COM NEW          92839U206      366     7332 SH       DEFINED 1                7332        0        0